Segment and Geographic Information (Profit or Loss and Assets for Reportable Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues	$ 3,319,525	$ 2,928,630	$ 3,052,740
Total Adjusted EBITDA	304,937	238,445	230,171
Depreciation and amortization	(99,382)	(92,969)	(110,715)
Gains from sale or insurance recovery of property and equipment	95,081	57,244	12,308
Write-offs and related contingencies of property and equipment	(8,528)	(5,776)	(6,038)
Impairment of long-lived assets	(17,564)	(7,697)	(12,343)
Impairment of goodwill	(200)	(5,045)	(679)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	0	0	(210)
Reorganization and optimization plan expenses	0	(5,341)	(18,346)
ADBV Long-Term Incentive Plan incremental compensation from modification	(1,409)	(281)	(741)
Operating income	272,935	178,580	93,407
Net interest expense	(68,357)	(66,880)	(64,407)
Loss from derivative instruments	(7,065)	(3,065)	(2,894)
Foreign currency exchange results	(14,265)	32,354	(54,032)
Other non-operating expenses, net	(435)	(2,360)	(627)
Income tax expense	(53,314)	(59,641)	(22,816)
Less: Net income attributable to non-controlling interests	(333)	(178)	(264)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	129,166	78,810	(51,633)
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Total revenues	3,319,525	2,928,630	3,052,740
Total Adjusted EBITDA	379,816	298,740	308,303
Depreciation and amortization	(113,579)	(107,561)	(124,920)
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues	1,496,573	1,333,237	1,361,989
Total Adjusted EBITDA	218,172	168,076	174,102
Depreciation and amortization	(52,442)	(43,733)	(48,849)
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues	474,822	409,671	398,144
Total Adjusted EBITDA	40,844	18,049	2,059
Depreciation and amortization	(25,210)	(27,376)	(30,998)
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	386,874	363,965	367,364
Total Adjusted EBITDA	33,717	36,288	31,424
Depreciation and amortization	(20,635)	(21,975)	(25,733)
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	961,256	821,757	925,243
Total Adjusted EBITDA	87,083	76,327	100,718
Depreciation and amortization	(15,292)	(14,477)	(19,340)
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	(74,879)	(60,295)	(78,132)
Depreciation and amortization	$ (5,978)	$ (5,478)	$ (8,068)